Cash flow information - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	¥ 3,401,300	¥ 2,218,050	¥ 482,581
Additions through business combination	60,692
Changes from financing cash flows:
Proceeds from the issue of paid-in capital subject to redemption and other preferential rights			991,514
Proceeds from loans and borrowings	313	410,734	1,375
Repayment of loans and borrowings	(416,588)	(2,889)	(14,795)
Interest of loans and borrowings paid	(1,488)	(6,266)	(1,383)
Payment of capital element and interest element of lease liabilities	(215,762)	(193,827)	(166,781)
Payments for acquisition of subsidiaries	(10,471)		(122,923)
Total changes from financing cash flows	(633,525)	197,281	687,007
Exchange adjustments	(66,877)	(9,455)	9,294
Other changes:
Transfer of liabilities directly associated with the assets held for sale			(41,055)
Fair value changes of paid-in capital subject to redemption and other preferential rights	1,625,287	680,033	709,780
Decrease in redeemable shares with other preferential rights	(3,963,843)
Increase in lease liabilities from entering into new leases during the year	403,955	298,516	228,324
Decrease in lease liabilities from derecognition	(29,678)	(14,463)	(16,484)
Increase in interest expenses	28,362	31,338	25,209
Increase in payable in connection with acquisition of subsidiaries under common control			133,394
Total other changes	(1,935,917)	995,424	1,039,168
At the end	825,673	3,401,300	2,218,050
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	416,389	8,060	21,228
Additions through business combination	21,979
Changes from financing cash flows:
Proceeds from loans and borrowings	313	410,734	1,375
Repayment of loans and borrowings	(416,588)	(2,889)	(14,795)
Total changes from financing cash flows	(416,275)	407,845	(13,420)
Exchange adjustments	(1,499)	484	252
Other changes:
At the end	20,594	416,389	8,060
Paid-in capital subject to redemption and other preferential rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	2,381,327	1,701,294
Changes from financing cash flows:
Proceeds from the issue of paid-in capital subject to redemption and other preferential rights			991,514
Total changes from financing cash flows			991,514
Exchange adjustments	(42,771)
Other changes:
Fair value changes of paid-in capital subject to redemption and other preferential rights	1,625,287	680,033	709,780
Decrease in redeemable shares with other preferential rights	(3,963,843)
Total other changes	(2,338,556)	680,033	709,780
At the end		2,381,327	1,701,294
Interest payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	610	1,655	674
Changes from financing cash flows:
Interest of loans and borrowings paid	(1,488)	(6,266)	(1,383)
Total changes from financing cash flows	(1,488)	(6,266)	(1,383)
Other changes:
Increase in interest expenses	1,545	5,221	2,364
Total other changes	1,545	5,221	2,364
At the end	667	610	1,655
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	602,974	496,570	460,679
Additions through business combination	38,713
Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	(215,762)	(193,827)	(166,781)
Total changes from financing cash flows	(215,762)	(193,827)	(166,781)
Exchange adjustments	(22,607)	(9,939)	9,042
Other changes:
Transfer of liabilities directly associated with the assets held for sale			(41,055)
Increase in lease liabilities from entering into new leases during the year	403,955	298,516	228,324
Decrease in lease liabilities from derecognition	(29,678)	(14,463)	(16,484)
Increase in interest expenses	26,817	26,117	22,845
Total other changes	401,094	310,170	193,630
At the end	804,412	602,974	496,570
Other payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning		10,471
Changes from financing cash flows:
Payments for acquisition of subsidiaries	¥ (10,471)		(122,923)
Total changes from financing cash flows		¥ (10,471)	(122,923)
Other changes:
Increase in payable in connection with acquisition of subsidiaries under common control			133,394
Total other changes			133,394
At the end			¥ 10,471